Segment Information - Schedule of Transfer Prices Between Operating Segments (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cement, concrete, pavement, mortar and precast [Member]
Schedule of Transfer Prices Between Operating Segments [Line Items]
Revenues from external customers		S/ 1,906,849	S/ 1,850,238	S/ 1,963,826
Gross profit		728,850	687,727	647,285
Administrative expenses		(248,047)	(227,459)	(221,024)
Selling and distribution expenses		(79,696)	(68,286)	(66,109)
Other operating (expense) income, net		(2,805)	(13,813)	(2,964)
Finance income		6,201	7,160	3,252
Finance cost		(100,302)	(104,045)	(95,102)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss			19	(59)
Impairment of assets			(36,551)
Gain (loss) from exchange difference, net		(828)	4,932	(1,030)
Profit before income tax		303,373	249,684	264,249
Income tax expense		(99,673)	(78,050)	(86,189)
Profit for the year		203,700	171,634	178,060
Construction supplies [Member]
Schedule of Transfer Prices Between Operating Segments [Line Items]
Revenues from external customers		56,873	74,096	114,024
Gross profit		2,006	723	3,670
Administrative expenses		(2,848)	(2,692)	(2,741)
Selling and distribution expenses		(915)	(766)	(786)
Other operating (expense) income, net		33	3	8
Finance income		33	9	20
Finance cost				(3)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss
Impairment of assets
Gain (loss) from exchange difference, net		(7)	(6)	5
Profit before income tax		(1,698)	(2,729)	173
Income tax expense		558	853	(56)
Profit for the year		(1,140)	(1,876)	117
Others [Member]
Schedule of Transfer Prices Between Operating Segments [Line Items]
Revenues from external customers	[1]	14,349	25,741	37,896
Gross profit	[1]	(2,330)	1,002	1,076
Administrative expenses	[1]	(2,488)	(1,816)	(1,674)
Selling and distribution expenses	[1]	(799)	(517)	(480)
Other operating (expense) income, net	[1]	72		(943)
Finance income	[1]	64	77	34
Finance cost	[1]	(6)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss	[1]
Impairment of assets	[1]
Gain (loss) from exchange difference, net	[1]	(1)	7	(15)
Profit before income tax	[1]	(5,488)	(1,247)	(2,002)
Income tax expense	[1]	1,803	389	653
Profit for the year	[1]	(3,685)	(858)	(1,349)
Total consolidated [Member]
Schedule of Transfer Prices Between Operating Segments [Line Items]
Revenues from external customers		1,978,071	1,950,075	2,115,746
Gross profit		728,526	689,452	652,031
Administrative expenses		(253,383)	(231,967)	(225,439)
Selling and distribution expenses		(81,410)	(69,569)	(67,375)
Other operating (expense) income, net		(2,700)	(13,810)	(3,899)
Finance income		6,298	7,246	3,306
Finance cost		(100,308)	(104,045)	(95,105)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss			19	(59)
Impairment of assets			(36,551)
Gain (loss) from exchange difference, net		(836)	4,933	(1,040)
Profit before income tax		296,187	245,708	262,420
Income tax expense		(97,312)	(76,808)	(85,592)
Profit for the year		S/ 198,875	S/ 168,900	S/ 176,828

[1]	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine projects).